Offerings - Offering: 1	Jan. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered	7,990,000
Proposed Maximum Offering Price per Unit	23.54
Maximum Aggregate Offering Price	$ 188,084,600
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,974.48
Offering Note

1

This Registration Statement on Form S-8 covers (i) 7,990,000 shares of common stock, par value $0.00001 per share, of the Registrant (the “Common Stock”) authorized to be issued under the Galecto, Inc. 2022 Inducement Plan, as amended (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Capital Market, on December 31, 2025.